Trade Receivables – Net - Schedule of Allowance for Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of year	$ 478,164	$ 283,557
Provisions	1,764	87,127
Cancellation	0	0
Account recoveries	0	(1,828)
Translations effects	(38,387)	109,308
Balance at end of year	$ 441,541	$ 478,164